October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock New York Municipal Income Trust (BNY)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 3.3%
Corporate — 3.3%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 05/01/55	$1,780	$ 1,953,428
Series D, 5.00%, 03/01/55	825	894,584
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	645	697,173
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	3,270	3,500,583
Series B, 5.25%, 03/01/55	1,850	1,992,498
Total Municipal Bonds in Alabama		9,038,266
California(a) — 0.8%
Corporate — 0.4%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	1,110	1,178,881
Transportation — 0.4%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	1,355	1,084,000
Total Municipal Bonds in California		2,262,881
Georgia — 1.0%
Corporate — 1.0%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	2,620	2,668,486
Guam — 0.1%
Utilities — 0.1%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	460	479,000
Kentucky — 1.7%
Corporate — 1.7%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	4,230	4,594,769
New York — 124.7%
Corporate — 7.0%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	405	405,366
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56	7,840	8,427,951
New York Liberty Development Corp., RB, 5.50%, 10/01/37	655	782,917
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	2,155	2,517,371
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	1,670	1,753,573
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	930	972,848
AMT, 5.00%, 10/01/40	4,170	4,234,388
		19,094,414
County/City/Special District/School District — 21.9%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	525	578,233
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,015	1,107,361
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,235	1,334,742
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,710	1,812,426
Series A, Sustainability Bonds, 5.00%, 11/01/53	3,115	3,284,424
Security	Par (000)	Value
County/City/Special District/School District (continued)
Build NYC Resource Corp., RB
Class A, 5.38%, 12/01/46	$260	$ 280,446
Class A, 5.50%, 12/01/51	380	404,296
City of New York, GO
Series A-1, 5.00%, 08/01/47	1,895	1,949,287
Series A-1, 5.00%, 08/01/53	655	684,713
Series D, 5.38%, 06/01/32	25	25,045
Series F-1, 5.00%, 03/01/44	2,000	2,074,117
Series G-1, 5.25%, 02/01/50	655	699,601
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	2,170	2,031,969
Series A, 4.00%, 04/01/54	865	797,100
County of Nassau New York, Refunding GOL, Series B, (AGM), 5.00%, 04/01/49	3,570	3,691,122
New York City Industrial Development Agency, RB(c)
(AGM), 0.00%, 03/01/35	500	355,631
(AGM), 0.00%, 03/01/39	1,000	569,978
(AGM), 0.00%, 03/01/42	3,710	1,755,825
(AGM), 0.00%, 03/01/45	2,000	788,036
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.00%, 05/01/51	1,315	1,374,769
Series D, 5.50%, 05/01/52	655	708,440
Sub-Series E-1, 5.00%, 02/01/43	1,290	1,307,680
Series A-1, Subordinate, 5.00%, 08/01/41	1,000	1,076,351
Series A-1, Subordinate, 4.00%, 08/01/48	2,000	1,875,581
Series A-1, Subordinate, 5.50%, 05/01/50	1,315	1,437,412
Series B, Subordinate, 4.38%, 05/01/53	1,835	1,808,368
Series C-S, Subordinate, 5.00%, 05/01/50	855	891,993
Series F-1, Subordinate, 4.00%, 02/01/51	5,305	4,918,930
Series H-1, Subordinate, 5.25%, 11/01/48	2,095	2,249,968
Series H-1, Subordinate, 5.50%, 11/01/51	275	299,336
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(c)	4,000	948,038
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	680	680,125
Series 1, 3.00%, 02/15/42	1,015	867,659
Saratoga County Capital Resource Corp., RB, 5.00%, 07/01/47	685	726,026
Schenectady County Capital Resource Corp., RB, Series A, 5.50%, 01/01/57	1,120	1,194,428
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.25%, 05/15/58	2,365	2,267,631
Series A, 4.50%, 05/15/63	5,000	4,953,457
Series A-1, 4.13%, 05/15/64	6,310	5,790,527
		59,601,071
Education — 11.4%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	335	16,775
4.00%, 07/01/51	347	17,339
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	535	514,588
5.00%, 10/01/48	410	382,545
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	345	351,682
Build NYC Resource Corp., RB(b)
5.00%, 09/01/59	1,020	926,966
Series A, 5.13%, 05/01/38	660	661,128

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., RB(b) (continued)
Series A, 5.50%, 05/01/48	$270	$ 261,422
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	525	486,729
Series A, 5.00%, 06/01/38	750	750,518
County of Cattaraugus New York, RB
5.00%, 05/01/34	170	170,214
5.00%, 05/01/39	125	125,089
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	1,000	1,000,612
5.00%, 07/01/44	500	500,162
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	455	465,411
4.00%, 07/01/49	3,000	2,681,159
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	1,310	1,234,367
Hempstead Town Local Development Corp., Refunding RB, 5.00%, 10/01/35	935	936,292
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	1,440	1,690,326
Sustainability Bonds, 5.00%, 07/01/50	1,050	1,070,525
Series A, Sustainability Bonds, 5.00%, 07/01/48	385	405,116
Series A, Sustainability Bonds, 5.25%, 07/01/50	335	361,519
Series A, Sustainability Bonds, 5.25%, 07/01/55	850	913,804
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	3,445	3,445,228
Series A, 4.00%, 07/01/47	1,285	1,123,339
Series A, 4.00%, 07/01/49	285	256,023
Series A, 5.00%, 07/01/50	1,985	1,986,972
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	1,065	1,071,054
5.00%, 12/01/43	2,095	2,184,452
4.00%, 12/01/47	1,000	932,330
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	3,995	4,022,977
		30,946,663
Health — 9.7%
Albany Capital Resource Corp., Refunding RB, Series A, 5.50%, 05/01/55	2,360	2,528,691
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	1,900	1,935,396
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,010	973,114
Class A, 5.50%, 07/01/47	620	564,542
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	680	689,043
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	600	561,140
Series A, 5.00%, 12/01/32	420	420,616
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/46	2,150	1,881,266
New York State Dormitory Authority, RB
Series 1, 5.25%, 07/01/54	680	731,995
Series 1-A, 4.00%, 07/01/51	1,900	1,747,647
Series A, 4.00%, 07/01/50	710	635,667
Series A, 11/15/55(f)	300	300,760
Series A-1, (AGM), 5.50%, 07/01/55	1,310	1,417,637
New York State Dormitory Authority, Refunding RB
4.25%, 05/01/52	3,000	2,801,363
5.00%, 05/01/52	2,210	2,234,523
Security	Par (000)	Value
Health (continued)
New York State Dormitory Authority, Refunding RB (continued)
Class A, 5.25%, 05/01/54	$2,525	$ 2,629,597
Series 1, 4.00%, 07/01/47	2,090	1,995,839
Oneida County Local Development Corp., RB, Class A, (AGM), 4.00%, 12/01/46	1,100	1,022,363
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	530	530,671
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	110,018
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	410	408,169
5.00%, 07/01/56	465	409,396
		26,529,453
Housing — 12.3%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	4,115	4,131,208
Series A, Sustainability Bonds, 4.75%, 11/01/48	280	283,032
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA, HUD SECT 8), 4.70%, 08/01/54	2,100	2,094,311
Series A, Sustainability Bonds, (FHLMC), 5.20%, 02/01/55	1,480	1,520,576
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	525	529,019
Series B-1, Sustainability Bonds, 5.25%, 11/01/55	195	202,123
Series B-1, Class A, Sustainability Bonds, (HUD SECT 8), 4.65%, 11/01/49	790	796,048
Series C-1, Sustainability Bonds, 5.05%, 11/01/50	525	540,374
Series C-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 08/01/54	895	875,598
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	525	513,608
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.45%, 11/01/49	920	911,605
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	660	645,679
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	2,835	2,858,890
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	4,000	3,932,388
Series F-1A, Sustainability Bonds, 5.00%, 11/01/54	1,005	1,025,985
New York City Housing Development Corp., RB, S/F Housing, Series A, Sustainability Bonds, 4.25%, 11/01/43	4,385	4,386,785
New York State Housing Finance Agency, RB, M/F Housing
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,015	1,037,250
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	405	406,634
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	2,630	2,686,385
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	1,070	1,090,867
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	2,945	2,916,198
		33,384,563
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 6.0%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/46	$2,610	$ 2,745,636
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, (SAW), 5.00%, 07/15/43	785	849,004
Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	1,290	1,254,195
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/52	2,995	3,130,996
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	935	970,216
Series A, 4.00%, 03/15/47	740	696,915
Series A, 4.00%, 03/15/54	2,720	2,514,631
New York State Thruway Authority, RB, Series A, 5.00%, 03/15/49	2,620	2,764,296
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/48	1,320	1,371,421
		16,297,310
Tobacco — 3.4%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	400	335,175
5.00%, 06/01/48	550	429,589
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,277	1,228,782
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	2,340	1,975,809
Series C, 4.00%, 06/01/51	2,250	1,609,660
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	630	603,538
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,410	1,413,926
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	890	726,420
Sub-Series C, 5.13%, 06/01/51	1,225	1,034,830
		9,357,729
Transportation — 32.1%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	915	929,429
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-2, Sustainability Bonds, 5.00%, 11/15/48	1,550	1,625,150
Metropolitan Transportation Authority, RB
Series A-1, Sustainability Bonds, 4.00%, 11/15/46	2,000	1,825,152
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,255	1,147,859
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	2,150	1,957,635
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,000	1,014,109
Series A, Sustainability Bonds, 5.50%, 11/15/47	2,630	2,841,823
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	1,395	1,245,005
Series A-1, Sustainability Bonds, 5.25%, 11/15/57	1,000	1,007,236
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,160	5,159,724
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	625	625,093
New York State Thruway Authority, Refunding RB
Series P, 5.00%, 01/01/49	655	689,065
Series B, Subordinate, 4.00%, 01/01/50	3,720	3,442,415
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	1,300	1,403,615
AMT, 5.00%, 12/01/35	5,000	5,372,301
Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., ARB (continued)
AMT, 5.00%, 12/01/36	$1,995	$ 2,128,739
AMT, 5.00%, 12/01/40	1,040	1,080,201
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,100	1,048,849
Series A, AMT, 5.00%, 07/01/46	1,540	1,533,282
Series A, AMT, 5.25%, 01/01/50	8,440	8,439,851
AMT, Sustainability Bonds, 6.00%, 06/30/50	525	562,888
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/41	360	340,618
AMT, 4.00%, 10/31/46	2,000	1,786,249
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	1,115	1,122,044
AMT, Sustainability Bonds, 6.00%, 06/30/54	3,290	3,433,054
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	525	527,553
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	3,945	4,015,938
AMT, Sustainability Bonds, 5.50%, 06/30/60	3,580	3,655,075
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	845	862,988
New York Transportation Development Corp., Refunding RB, CAB, Series B, AMT, (AGM), 5.00%, 12/31/54(g)	1,315	854,418
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/45	1,105	1,027,903
Port Authority of New York & New Jersey, Refunding ARB
Series 240, 5.00%, 07/15/53	1,305	1,359,726
AMT, 5.00%, 01/15/47	2,095	2,159,020
Series 177, AMT, 4.00%, 01/15/43	1,120	1,048,694
Series 202, AMT, 5.00%, 10/15/34	1,300	1,329,664
Series 206, AMT, 5.00%, 11/15/47	2,625	2,643,672
Port Authority of New York & New Jersey, Refunding RB
Series 250, 5.25%, 10/15/55	1,310	1,408,549
Series 242, AMT, 5.00%, 12/01/39	530	569,257
Series 242, AMT, 5.00%, 12/01/48	1,310	1,350,939
Series 242, AMT, 5.00%, 12/01/53	2,795	2,867,307
Triborough Bridge & Tunnel Authority, RB
Series A, 5.25%, 12/01/54	3,270	3,462,971
Series A, 4.00%, 11/15/56	1,555	1,422,739
Series A, 5.50%, 11/15/57	4,430	4,740,790
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, Sustainability Bonds, 5.25%, 11/15/42	470	518,111
		87,586,700
Utilities — 20.9%
Long Island Power Authority, RB
(AGM), 0.00%, 06/01/28(c)	3,515	3,234,199
(BAM-TCRS), 5.00%, 09/01/42	3,655	3,733,810
5.00%, 09/01/47	555	561,974
Series C, (AGM), 5.25%, 09/01/29	4,000	4,326,906
Series E, Sustainability Bonds, 5.00%, 09/01/53	1,835	1,907,948
Long Island Power Authority, Refunding RB, Series A, 5.25%, 09/01/50	2,620	2,809,066
New York City Municipal Water Finance Authority, RB
Series BB, 5.00%, 06/15/52	2,220	2,335,501
Series CC-1, 4.00%, 06/15/52	4,000	3,677,894
Series FF-1, Subordinate, 4.00%, 06/15/49	9,535	8,866,248
New York City Municipal Water Finance Authority, Refunding RB
5.00%, 06/15/50	930	959,006
Series DD, 4.13%, 06/15/46	535	521,125
Series DD, 4.13%, 06/15/47	3,395	3,298,716

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
New York Power Authority, RB
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	$4,180	$ 4,406,892
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/53	2,375	2,481,138
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/55	7,610	7,031,455
Series A, Sustainability Bonds, 4.00%, 11/15/60	580	523,932
New York State Environmental Facilities Corp., RB, Series A, Sustainability Bonds, 5.00%, 09/15/54	2,630	2,794,143
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/51	2,035	2,133,568
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	730	671,497
Utility Debt Securitization Authority, Refunding RB, Series 2, Sustainability Bonds, 5.00%, 06/15/53	555	584,400
		56,859,418
Total Municipal Bonds in New York		339,657,321
Puerto Rico — 4.3%
State — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	965	912,409
Series A-1, Restructured, 5.00%, 07/01/58	7,187	6,980,307
Series A-2, Restructured, 4.78%, 07/01/58	1,544	1,451,972
Series A-2, Restructured, 4.33%, 07/01/40	618	599,148
Series B-1, Restructured, 4.75%, 07/01/53	5	4,727
Series B-2, Restructured, 4.78%, 07/01/58	126	118,490
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	4,541	1,580,416
Total Municipal Bonds in Puerto Rico		11,647,469
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	2,520	2,749,040
Total Municipal Bonds — 136.9% (Cost: $365,980,521)		373,097,232
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
New York — 29.4%
County/City/Special District/School District(i) — 6.1%
County of Nassau New York, GOL
Series A, 5.00%, 04/01/49	4,139	4,361,167
Series A, 5.00%, 04/01/55	2,620	2,743,801
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Class A, 5.25%, 05/15/52	9,100	9,609,846
		16,714,814
Education — 1.4%
Onondaga Civic Development Corp., RB, 5.50%, 12/01/56(i)	3,517	3,847,558
Housing — 1.2%
New York City Ny Hsg Dev Corp, 5.00%, 11/01/55	3,276	3,324,028
Security	Par (000)	Value
State — 4.6%
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/55	$2,620	$ 2,744,190
Series B, 5.00%, 03/15/54(i)	5,118	5,354,817
Series C, 5.50%, 03/15/53(i)	3,920	4,277,589
		12,376,596
Transportation — 9.6%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sustainability Bonds, Series B-2, 5.00%, 11/15/47(i)	4,057	4,264,724
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/55	2,860	2,569,346
Port Authority of New York & New Jersey, Refunding ARB, AMT, Series 200, 5.50%, 08/01/52(i)	4,040	4,277,371
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	9,500	9,789,591
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.25%, 05/15/52(i)	5,000	5,248,363
		26,149,395
Utilities(i) — 6.5%
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	7,420	7,944,777
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.25%, 06/15/48	4,557	4,853,241
Utility Debt Securitization Authority, Refunding RB, Sustainability Bonds, 2nd Series, 5.00%, 12/15/50	4,580	4,830,682
		17,628,700
Total Municipal Bonds in New York		80,041,091
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.4% (Cost: $78,485,371)		80,041,091
Total Long-Term Investments — 166.3% (Cost: $444,465,892)		453,138,323

	Shares
Short-Term Securities
	Money Market Funds — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(j)(k)	2,055,007	2,055,212
	Total Short-Term Securities — 0.8% (Cost: $2,055,212)	2,055,212
	Total Investments — 167.1% (Cost: $446,521,104)	455,193,535
	Other Assets Less Liabilities — 2.2%	5,718,443
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.9)%	(56,798,284)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.4)%	(131,719,535)
	Net Assets Applicable to Common Shares — 100.0%	$ 272,394,159

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock New York Municipal Income Trust (BNY)

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2030 to June 15, 2033, is $45,098,383.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 14,341,331	$ —	$ (12,286,119)(a)	$ —	$ —	$ 2,055,212	2,055,007	$ 31,697	$ —

(a)	Represents net amount purchased (sold).
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	88	12/19/25	$ 9,921	$ (99,147)
U.S. Long Bond	86	12/19/25	10,100	(299,238)
5-Year U.S. Treasury Note	50	12/31/25	5,463	(19,232)
				$ (417,617)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 373,097,232	$ —	$ 373,097,232
Municipal Bonds Transferred to Tender Option Bond Trusts	—	80,041,091	—	80,041,091
Short-Term Securities
Money Market Funds	2,055,212	—	—	2,055,212
	$2,055,212	$453,138,323	$—	$455,193,535
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (417,617)	$ —	$ —	$ (417,617)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(56,524,461)	$—	$(56,524,461)
VRDP Shares at Liquidation Value	—	(132,000,000)	—	(132,000,000)
	$—	$(188,524,461)	$—	$(188,524,461)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
Schedule of Investments